Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheets
	September 30, 2022	September 30, 2021
Current assets
Cash	28,917	110,393
Short-term investments	13,148,594	13,725,204
Total current assets	13,177,511	13,835,597

Non-current assets
Investment in subsidiaries	33,264,812	45,098,756

Total assets	46,442,323	58,934,353

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	-	-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.003125 par value, 100,000,000 shares authorized, 21,750,000 shares issued and outstanding as of September 30, 2021 and 2020	67,969	67,969
Additional paid-in capital	29,279,159	29,279,159
Retained earnings	18,761,900	27,498,466
Accumulated other comprehensive income	(1,666,705)	2,088,759
Total shareholders’ equity	46,442,323	58,934,353

Total liabilities and shareholders’ equity	46,442,323	58,934,353

Schedule of parent company statements of income and comprehensive income
	For the Years Ended September 30,
	2022	2021	2020
Operating costs and expenses:
General and administrative expenses	$(384,214)	$(1,177,869)	$-

Other income (expenses):
Income from short-term investments	(470,477)	239,549	-
Other expenses	(420)	(60,751)	-

Equity in earnings of subsidiaries	(7,881,455)	12,319,023	7,558,222

Net income	(8,736,566)	11,319,952	7,558,222
Foreign currency translation adjustments	(3,755,464)	1,193,369	860,623
Comprehensive income attributable to the Company	$(12,492,030)	$12,513,321	$8,418,845

Schedule of parent company statements of cash flows
	For the Years Ended September 30,
	2022	2021	2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$(8,736,566)	$11,319,952	$7,558,222
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	7,881,455	(12,319,027)	(7,558,222)
Short-term investment income	470,477
Net cash used in operating activities	(384,634)	(999,075)	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for short-term investments	-	(15,330,660)	-
Redemption of short-term investments	-	1,801,927	-
Net cash used in investing activities	-	(13,528,733)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares in IPO	-	25,957,457	-
Cash lent to subsidiaries	-	(11,358,764)	-
Cash repayment from subsidiaries	303,746	-	-
Net cash provided by financing activities	303,746	14,598,693	-

EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	(588)	39,508	-

CHANGES IN CASH	(81,476)	110,393	-

CASH, beginning of year	110,393	-	-

CASH, end of year	$28,917	$110,393	$-